UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number: 811-3101
CALVERT TAX-FREE RESERVES
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2005

Item 1. Schedule of Investments.
CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

	PRINCIPAL
Municipal Obligations - 98.6%	AMOUNT	VALUE

Alabama - 6.3%
Alabama State MFH Revenue VRDN, 2.84%, 4/1/14, LOC: AmSouth Bank (r)	$2,270,000	$2,270,000
Auburn Alabama Industrial Development Board Revenue VRDN, 2.88%, 5/1/20, LOC: Allied Irish Bank (r)	3,680,000	3,680,000
Birmingham Alabama Public Educational Building Authority Student Housing Revenue VRDN, 2.77%, 6/1/30, LOC: Wachovia Bank (r)	15,100,000	15,100,000
Calhoun County Alabama Economic Development Council Revenue VRDN, 2.88%, 4/1/21, LOC: Bank of America (r)	8,500,000	8,500,000
Colbert County Alabama Industrial Development Board Revenue VRDN, 2.88%, 10/1/11, LOC: Wachovia Bank (r)	2,275,000	2,275,000
Huntsville Alabama Industrial Development Board Revenue VRDN, 3.08%, 11/1/26, LOC: First Commonwealth Bank (r)	3,010,000	3,010,000
Mobile County Alabama IDA Revenue VRDN, 2.88%, 4/1/20, LOC: Wachovia Bank (r)	3,050,000	3,050,000
Northport Alabama MFH Revenue VRDN:
2.94%, 9/3/15, LOC: AmSouth Bank (r)	1,580,000	1,580,000
2.84%, 7/1/18, LOC: AmSouth Bank (r)	4,625,000	4,625,000
Taylor-Ryan Alabama Improvement District Revenue VRDN:
2.80%, 5/1/31, LOC: Columbus Bank & Trust (r)	10,000,000	10,000,000
2.80%, 2/1/34, LOC: Columbus Bank & Trust (r)	3,800,000	3,800,000
Tuscaloosa County Alabama IDA Revenue VRDN:
3.03%, 12/1/23, LOC: Regions Bank (r)	4,195,000	4,195,000
Valley Alabama Special Care Facilities Authority Revenue VRDN, 2.88%, 6/1/25, LOC: Columbus Bank & Trust (r)	2,830,000	2,830,000

Arizona - 1.3%
Pinal County Arizona IDA VRDN, 3.00%, 8/1/22, LOC: Farm Credit Services, C/LOC: Key Bank (r)	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 2.75%, 1/15/32, LOC: Fannie Mae (r)	9,245,000	9,245,000

Arkansas - 1.4%
Arkadelphia Arkansas IDA Revenue VRDN, 2.85%, 4/1/11, LOC: Svenska Handelsbanke (r)	4,000,000	4,000,000
Arkansas State MFH Development Finance Authority VRDN:
2.83%, 10/1/30, LOC: Regions Bank (r)	5,200,000	5,200,000
2.85%, 11/1/31, LOC: First Tennessee Bank (r)	5,000,000	5,000,000

	PRINCIPAL
Municipal Obligations - 98.6%	AMOUNT	VALUE

California - 5.8%
ABAG Finance Authority for Nonprofit Corps., COP’s, 2.74%, 8/1/34, LOC: Allied Irish Bank (r)	3,000,000	3,000,000
ABN AMRO Muni Tops Certificate Trust, 2.75%, 7/5/06, BPA: ABN Amro Bank (r)	100,000	100,000
Alameda-Contra Costa California Schools Financing Authority COPs, 2.86%, 8/1/24, BPA: Dexia Credit Local, AMBAC Insured (r)	665,000	665,000
California State Pollution Control Financing Authority Revenue VRDN:
2.83%, 9/1/10, LOC: Bank of the West (r)	2,855,000	2,856,254
2.85%, 6/1/11, LOC: Comerica Bank (r)	400,000	400,000
2.85%, 3/1/16, LOC: Comercia Bank (r)	2,220,000	2,221,134
California Statewide Communities Development Authority Revenue Bonds, 3.10%, 5/15/36, GIC: XL-Capital-Assurance, Inc. (mandatory put, 11/15/05 @ 100)(r)	10,000,000	10,000,000
California Statewide Communities Development Authority Special Tax Revenue VRDN, 2.80%, 5/1/22, LOC: Bank of the West (r)	1,825,000	1,825,000
Fresno California Revenue VRDN, 2.62%, 5/1/15, LOC: US Bank (r)	900,000	900,000
Inland Valley California Development Agency Tax Allocation VRDN, 2.87%, 3/1/27, LOC: Union Bank, C/LOC: CalSTERS (r)	19,110,000	19,110,000
Los Angeles County California MFH Revenue VRDN, 2.67%, 12/1/07, LOC: Freddie Mac (r)	2,500,000	2,500,000
Modesto California Irrigation District Financing Authority Revenue VRDN, 2.77%, 10/1/15, BPA: Societe Generale (r)	2,000,000	2,000,000
Orange County California Apartment Development Adjustable COPs, 2.59%, 3/1/16, LOC: UBS, AG (r)	1,900,000	1,900,859
San Bernardino County California MFH Revenue VRDN, 2.65%, 2/1/23, LOC: California Federal Savings Bank, C/LOC: FHLB (r)	5,660,000	5,660,000
Victorville California MFH Revenue VRDN, 2.83%, 12/1/15, LOC: California Federal Savings Bank (r)	6,210,000	6,210,000

Colorado - 2.7%
Colorado State Housing and Finance Authority Revenue VRDN:
2.73%, 10/15/16, CA: Fannie Mae (r)	23,260,000	23,260,000
2.79%, 10/1/30, LOC: FHLB (r)	980,000	980,000
Westminster Colorado Economic Development Authority Tax Allocation Revenue VRDN, 2.78%, 12/1/28, LOC: Depfa Bank Plc (r)	3,000,000	3,000,000

Delaware - 0.6%
Wilmington Delaware School Project Revenue VRDN, 2.78%, 7/1/31, LOC: Allied Irish Bank (r)	6,000,000	6,000,000

Florida - 0.6%
Gulf Breeze Florida Public Improvement Revenue VRDN, 2.76%, 3/31/21, LOC: Bank of America (r)	2,280,000	2,280,000

	PRINCIPAL
Municipal Obligations - 98.6%	AMOUNT	VALUE

Seminole Florida County IDA Revenue VRDN, 2.77%, 11/1/34, LOC: Allied Irish Bank (r)	4,000,000	4,000,000

Georgia - 2.8%
Columbus Georgia Downtown IDA Revenue VRDN, 2.88%, 8/1/15, LOC: Columbus Bank & Trust (r)	6,990,000	6,990,000
Fulton County Georgia Tax Anticipation Notes, 3.50%, 12/30/05	5,000,000	5,009,657
Fulton County Georgia IDA Revenue VRDN, 3.51%, 12/1/10, LOC: Branch Bank & Trust (r)	2,165,000	2,165,000
Georgia State Municipal Electric Authority Revenue VRDN, 2.74%, 1/1/26, BPA: Dexia Credit Local, FSA Insured (r)	3,600,000	3,600,000
Gordon County Georgia Development Authority Revenue VRDN, 3.28%, 7/1/22, LOC: Regions Bank (r)	1,360,000	1,360,000
Macon-Bibb County Georgia Industrial Authority Revenue VRDN, 2.85%, 7/1/15, LOC: AmSouth Bank (r)	1,000,000	1,000,000
Rome Georgia MFH Revenue VRDN, 2.93%, 7/1/34, LOC: Union Planters National (r)	7,650,000	7,650,000
Warner Robins Georgia Downtown Development Authority Revenue VRDN, 2.98%, 9/1/34, LOC: Columbus Bank & Trust (r)	1,300,000	1,300,000

Hawaii - 1.8%
Hawaii State Department Budget and Finance Revenue VRDN:
2.79%, 5/1/19, LOC: First Hawaiian Bank (r)	13,620,000	13,620,000
2.90%, 12/1/21, LOC: Union Bank (r)	5,000,500	5,000,500

Illinois - 5.0%
Chicago Illinois GO VRDN, 2.75%, 1/1/37, LOC: Landesbank Baden-Wurttenberg, FGIC Insured (r)	8,360,000	8,360,000
Illinois State Development Finance Authority Revenue VRDN: 2.77%, 6/1/19, LOC: Northern Trust Co. (r)	5,565,000	5,565,000
2.77%, 2/15/35, LOC: Marshall & Ilsley Bank (r)	7,000,000	7,000,000
2.77%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Illinois State Educational Facilities Authority Revenue VRDN, 2.80%, 12/1/35, LOC: Harris Trust (r)	15,000,000	15,000,000
Illinois State Metropolitan Pier and Exposition Authority Revenue VRDN, 2.79%, 12/15/23, BPA: Merrill Lynch (r)	10,000,000	10,000,000

Indiana - 3.4%
Indiana State Development Finance Authority Revenue VRDN, 2.93%, 4/1/22, LOC: JP Morgan Chase Bank (r)	905,000	905,000
Indianapolis Indiana Local Public Improvement Bond Bank, 2.55%, 10/11/05	9,500,000	9,500,000
Jasper County Indiana Industrial Economic Recovery Revenue VRDN, 3.00%, 2/1/22, LOC: Farm Credit Services of America, C/LOC: Key Bank (r)	5,275,000	5,275,000
Portage Indiana Industrial Pollution Control Revenue VRDN, 3.25%, 5/1/18, LOC: JP Morgan Chase Bank (r)	3,000,000	3,000,000

	PRINCIPAL
Municipal Obligations - 98.6%	AMOUNT	VALUE

Spencer County Indiana Industrial Pollution Control Revenue VRDN, 3.15%, 11/1/18, LOC: Mizuho Corp. Bank Ltd., C/LOC: Wachovia bank (r)	2,500,000	2,500,000
Terre Haute Indiana International Airport Authority Revenue VRDN, 3.15%, 2/1/21, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	2,200,000	2,200,000
Valparaiso Indiana Industrial Economic Development Revenue VRDN, 2.94%, 5/1/31, LOC: Marshall & Ilsley Bank (r)	7,000,000	7,000,000
Vigo County Indiana Industrial Economic Development Revenue VRDN, 3.01%, 5/1/16, LOC: Old National Bank, C/LOC: Wells Fargo Bank (r)	4,500,000	4,500,000

Iowa - 1.7%
Iowa State Finance Authority Revenue VRDN, 3.00%, 7/1/18, LOC: Citizens Business Bank, C/LOC: Wells Fargo Bank (r)	3,650,000	3,650,000
Iowa State Higher Education Loan Authority Revenue Bonds, 3.75%, 5/24/06, LOC: U.S. Bank	3,000,000	3,015,008
Iowa State School Cash Anticipation Program Revenue Bonds, 3.50%, 1/27/06, FSA Insured	10,500,000	10,540,472

Kentucky - 3.9%
Hopkinsville Kentucky Industrial Building Revenue VRDN, 3.15%, 5/1/26, LOC: Branch Bank & Trust (r)	1,920,000	1,920,000
Kentucky State Association of Counties Advance Revenue Program Tax and Revenue Anticipation COPs, 4.00%, 6/30/06, CF: JP Morgan Chase Bank	5,000,000	5,045,321
Lexington-Fayette Kentucky Urban County Kentucky Government Educational Facilities Revenue VRDN, 2.77%, 5/1/25, LOC: Fifth Third Bank (r)	5,200,000	5,200,000
Mayfield Kentucky Multi City Lease Revenue VRDN, 2.87%, 7/1/26, LOC: Fifth Third Bank (r)	3,790,000	3,790,000
Maysville Kentucky Industrial Building Revenue VRDN, 3.03%, 5/1/06, LOC: UFJ Bank Ltd., C/LOC: Bank of New York (r)	5,740,000	5,740,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 2.77%, 6/1/34, LOC: U.S. Bank (r)	11,645,500	11,645,500
Northern Kentucky Port Industrial Building Authority Revenue VRDN, 2.77%, 12/1/21, LOC: Fifth Third Bank (r)	4,695,000	4,695,000
Winchester Kentucky Industrial Building Revenue VRDN, 2.95%, 10/1/18, LOC: Wachovia Bank (r)	2,400,000	2,400,000

Louisiana - 3.8%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue VRDN, 2.77%, 11/1/34, LOC: Regions Bank (r)	8,000,000	8,000,000
Louisiana State Public Facilities Authority Revenue VRDN, 2.83%, 12/1/14, LOC: Regions Bank (r)	2,000,000	2,000,000
New Orleans Louisiana Aviation Board Revenue VRDN:
2.86%, 8/5/15, BPA: Dexia Credit Local, MBIA Insured (r)	2,545,000	2,545,000
2.86%, 8/1/16, BPA: Dexia Credit Local, MBIA Insured (r)	26,685,000	26,685,000

	PRINCIPAL
Municipal Obligations - 98.6%	AMOUNT	VALUE

Maine - 0.4%
Maine State Tax Anticipation Notes, 4.00%, 6/30/06	4,000,000	4,037,732

Maryland - 4.6%
Baltimore County Maryland MFH Revenue VRDN, 2.75%, 4/15/34, LOC: Fannie Mae (r)	8,194,000	8,194,000
Gaithersburg Maryland Economic Development Revenue VRDN, 2.77%, 1/1/34, LOC: KBC Bank (r)	6,100,000	6,100,000
Maryland State Community Development Administration Department of Housing & Community Development Revenue Bonds, 2.05%, 3/1/20 (mandatory put, 12/5/05 @ 100)(r)	10,000,000	10,000,000
Maryland State Economic Development Corp. Revenue VRDN, 2.75%, 2/1/34, LOC: SunTrust Bank (r)	3,300,000	3,300,000
Maryland State Health and Higher Educational Facilities Authority Revenue VRDN:
2.79%, 4/1/31, LOC: M&T Trust Co. (r)	2,300,000	2,300,000
2.76%, 1/1/35, LOC: M&T Trust Co. (r)	16,915,000	16,915,000

Michigan - 1.6%
Detroit Michigan Water Supply System Revenue VRDN, 2.75%, 7/1/23, BPA: Dexia Credit Local, MBIA Insured (r)	10,000,000	10,000,000
Kent Michigan Hospital Finance Authority Revenue VRDN, 2.77%, 11/1/10, LOC: Fifth Third Bank (r)	2,800,000	2,800,000
Michigan State Hospital Finance Authority Revenue VRDN, 2.78%, 12/1/23, LOC: National City Bank (r)	2,040,000	2,040,000
Michigan State Municipal Bond Authority Revenue Bonds, 4.00%, 8/18/06, LOC: JP Morgan Chase Bank	2,000,000	2,018,449

Minnesota - 1.0%
Minnesota State Higher Education Facilities Authority Revenue VRDN, 2.76%, 4/1/27, LOC: Allied Irish Bank (r)	3,605,000	3,605,000
Richfield Minnesota MFH Revenue VRDN, 2.74%, 3/1/34, LOC: Freddie Mac (r)	6,610,000	6,610,000

Mississippi - 5.0%
Mississippi Business Finance Corp. Revenue Bonds, 2.93%, 11/1/13, LOC: First Tennessee Bank (r)	2,310,000	2,310,000
Mississippi State Development Bank SO Revenue VRDN:
2.85%, 10/1/20, BPA: AmSouth Bank, AMBAC Insured (r)	7,950,000	7,950,000
2.85%, 12/1/23, BPA: JP Morgan Chase Bank, AMBAC Insured (r)	14,500,000	14,500,000
Mississippi State Development Bank Special GO VRDN:
2.85%, 6/1/20, BPA: AmSouth Bank, AMBAC Insured (r)	8,700,000	8,700,000
2.85%, 10/1/20, BPA: AmSouth Bank, AMBAC Insured (r)	3,040,000	3,040,000
2.85%, 1/1/40, BPA: BNP Paribas, AMBAC Insured (r)	15,000,000	15,000,000

	PRINCIPAL
Municipal Obligations - 98.6%	AMOUNT	VALUE

Missouri - 0.7%
Carthage Missouri IDA Revenue VRDN:
2.90%, 4/1/07, LOC: Wachovia Bank (r)	2,000,000	2,000,000
2.95%, 9/1/30, LOC: Wachovia Bank (r)	2,000,000	2,000,000
Missouri State Development Finance Board Revenue VRDN, 3.00%, 9/1/08, LOC: CoBank, C/LOC: BNP Paribas (r)	3,305,000	3,305,000

Nevada - 0.0%
Clark County Nevada School District GO VRDN, 2.90%, 6/15/21, BPA: Bayerische Landesbank Girozentrale, FSA Insured (r)	300,000	300,000

New Hampshire - 0.6%
New Hampshire State Health & Education Facilities Authority Revenue VRDN, 2.77%, 10/1/33, LOC: Bank of America (r)	6,500,000	6,500,000

New Jersey - 1.5%
New Jersey State Tax and Revenue Anticipation Notes, 4.00%, 6/23/06	15,000,000	15,125,302

New York - 2.5%
New York City GO VRDN, 2.75%, 8/1/34, LOC: Bank of America (r)	10,700,000	10,700,000
New York City IDA Revenue VRDN:
2.80%, 12/1/34, LOC: Allied Irish Bank (r)	3,200,000	3,200,000
2.85%, 2/1/35, LOC: M&T Trust Co. (r)	2,495,000	2,495,000
New York City Municipal Water Finance Authority Revenue VRDN:
2.80%, 6/15/18, BPA: Depfa Bank Plc (r)	1,500,000	1,500,000
2.80%, 6/15/33, BPA: Dexia Credit Local (r)	2,900,000	2,900,000
New York State GO Bonds, 2.90%, 3/15/30, LOC: Dexia Credit Local (mandatory put, 8/3/06 @ 100)(r)	5,000,000	5,000,000

North Dakota - 0.6%
Traill County North Dakota Solid Waste Disposal Revenue VRDN, 3.10%, 3/1/13, LOC: Wells Fargo Bank (r)	5,750,000	5,750,000

	PRINCIPAL
Municipal Obligations - 98.6%	AMOUNT	VALUE

Ohio - 4.3%
Akron, Bath, & Copley Joint Township Ohio Hospital District Revenue VRDN, 2.78%, 11/1/34, LOC: JP Morgan Chase Bank (r)	5,000,000	5,000,000
Blue Ash Ohio Economic Development Revenue VRDN, 2.82%, 5/1/30, LOC: National City Bank (r)	11,200,000	11,200,000
Butler County Ohio Healthcare Facilities Revenue VRDN, 2.77%, 9/1/22, LOC: Fifth Third Bank (r)	4,115,000	4,115,000
Cuyahoga Ohio Healthcare Facilities Revenue VRDN, 2.81%, 11/1/23, LOC: Fifth Third Bank (r)	4,410,000	4,410,000
Franklin County Ohio Hospital Revenue VRDN, 2.79%, 6/1/17, BPA: Citigroup Global Markets Holdings, Inc., IA Escrowed — Treasury (r)	9,900,000	9,900,000
Ohio State Higher Educational Facility Commission Revenue VRDN, 2.83%, 9/1/26, LOC: Fifth Third Bank (r)	9,800,000	9,800,000

Oklahoma - 0.5%
Pittsburg County Oklahoma Economic Development Authority Revenue VRDN, 2.85%, 10/1/21, LOC: PNC Bank (r)	5,000,000	5,000,000

Pennsylvania - 4.2%
Beaver County Pennsylvania IDA Pollution Control VRDN, 2.75%, 6/1/30, LOC: Barclays Bank plc (r)	10,000,000	10,000,000
Butler County Pennsylvania IDA Revenue VRDN, 2.82%, 9/1/27, LOC: National City Bank (r)	5,000,000	5,000,000
Cumberland County Pennsylvania Municipal Authority Retirement Community Revenue VRDN, 2.75%, 1/1/37, LOC: Sovereign Bank FSB, C/LOC: Lloyds TSB BANK plc (r)	175,000	175,000
Delaware County Pennsylvania Villanova University Revenue VRDN, 2.00%, 8/1/17, LOC: JP Morgan Chase Bank (r)	1,700,000	1,692,419
Lawrence County Pennsylvania IDA Revenue VRDN, 2.86%, 12/1/15, LOC: National City Bank (r)	2,900,000	2,900,000
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, 2.90%, 5/1/17, LOC: PNC Bank (mandatory put, 5/1/06 @ 100)(r)	4,000,000	4,000,000
Pennsylvania State Higher Educational Facilities Authority Revenue VRDN, 2.79%, 11/1/36, LOC: Sovereign Bank FSB, C/LOC: UniCredito Italiano Bank plc (r)	6,350,000	6,350,000
Philadelphia Pennsylvania IDA Revenue VRDN, 2.78%, 3/1/27, LOC: PNC Bank (r)	1,500,000	1,500,000
Temple University of the Commonwealth System Pennsylvania Revenue Bonds, 4.00%, 4/28/06	10,000,000	10,068,499
West Cornwall Township Pennsylvania Municipal Authority Revenue VRDN, 2.80%, 3/1/16, LOC: Wachovia Bank (r)	1,240,000	1,240,000

Puerto Rico - 0.2%
Puerto Rico Highway & Transportation Authority Revenue Bonds, 2.75%, 7/1/09, BPA: Merrill Lynch (r)	1,860,000	1,860,000

	PRINCIPAL
Municipal Obligations - 98.6%	AMOUNT	VALUE

Tennessee - 6.5%
Knox County Tennessee Health Educational & Housing Facilities Board Revenue VRDN, 3.09%, 12/1/29, LOC: First Tennessee Bank (r)	4,100,000	4,100,000
Loudon Tennessee Industrial Development Board Revenue VRDN, 3.06%, 4/1/13, LOC: JP Morgan Chase Bank (r)	2,585,000	2,585,000
Memphis-Shelby County Tennessee IDA Revenue VRDN, 2.83%, 3/1/24, LOC: SunTrust Bank (r)	7,665,000	7,665,000
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Revenue VRDN:
2.98%, 12/1/27, LOC: Regions Bank (r)	5,000,000	5,000,000
2.77%, 9/1/28, LOC: Fifth Third Bank (r)	2,865,000	2,865,000
Sevier County Tennessee Public Building Authority Revenue VRDN:
2.77%, 6/1/10, BPA: KBC Bank NV, AMBAC Insured (r)	2,095,000	2,095,000
2.77%, 6/1/12, BPA: KBC Bank NV, AMBAC Insured (r)	2,505,000	2,505,000
2.77%, 6/1/14, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	2,695,000	2,695,000
2.77%, 6/1/17, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	750,000	750,000
2.77%, 6/1/17, BPA: KBC Bank NV, AMBAC Insured (r)	3,200,000	3,200,000
2.77%, 6/1/18, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	16,430,000	16,430,000
2.83%, 6/1/20, BPA: JP Morgan Chase Bank, AMBAC Insured (r)	500,000	500,000
2.77%, 6/1/21, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	3,300,000	3,300,000
2.77%, 6/1/30, BPA: KBC Bank NV, AMBAC Insured (r)	2,195,000	2,195,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue VRDN:
2.79%, 5/1/16, LOC: Allied Irish Bank (r)	2,400,000	2,400,000
2.80%, 6/1/26, LOC: Allied Irish Bank (r)	4,900,000	4,900,000
3.05%, 12/1/34, LOC: First Tennessee Bank (r)	3,500,000	3,500,000

Texas - 5.1%
Garland Texas Independent School District GO Bonds, 2.75%, 6/15/29, BPA: DEPFA Bank plc, GA Texas Permanent School Funding (r)	5,000,000	5,000,000
HFDC of Central Texas Inc. Revenue VRDN, 2.77%, 5/15/38, LOC: Sovereign Bank FSB, C/LOC: KBC Bank (r)	6,500,000	6,500,000
Northside Texas Independent School District GO Bonds, 2.85%, 6/15/35, BPA: DEPFA Bank plc, GA Texas Permanent School Funding (mandatory put, 6/15/06 @ 100)(r)	5,000,000	5,000,000
Tarrant County Texas Industrial Development Corp. Revenue VRDN, 3.00%, 9/1/27, LOC: First Bank of Missouri, Federal Home Loan Bank (r)	4,000,000	4,000,000
Texas State Tax & Revenue Anticipation Notes, 4.50%, 8/31/06	17,000,000	17,226,129
Weslaco Texas Health Facilities Development Corp. VRDN, 2.82%, 6/1/23 (r)	14,850,000	14,850,000

Utah - 2.8%
Utah State Municipal Securities Trust Certificates Revenue VRDN, 2.96%, 5/6/13, LOC: Bear Stearns Capital Markets (r)	29,015,000	29,015,000

Vermont - 0.1%
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN, 2.88%, 1/1/33, LOC: Banknorth, C/LOC: SunTrust Bank (r)	1,100,000	1,100,000

Virginia - 1.1%
Portsmouth Virginia IDA Revenue VRDN, 2.78%, 11/1/27, LOC: Bank of America (r)	3,110,000	3,110,000
Suffolk Virginia IDA Revenue VRDN, 2.93%, 10/1/31, LOC: Branch Bank & Trust (r)	8,500,000	8,500,000

	PRINCIPAL
Municipal Obligations - 98.6%	AMOUNT	VALUE

Washington - 1.4%
King County Washington GO Bonds, 5.125%, 1/1/12, IA Escrowed — U.S. Government Securities	6,340,000	6,377,796
Seattle Washington Municipal Light and Power Revenue Bonds, 2.60%, 10/18/05	5,000,000	5,000,000
Washington State Housing Finance Commission Revenue VRDN, 2.80%, 8/1/19, LOC: U.S. Bank (r)	2,730,000	2,730,000

West Virginia - 0.9%
Harrison County West Virginia IDA Revenue VRDN, 2.78%, 6/1/14, LOC: Wachovia Bank (r)	4,140,000	4,140,000
Weirton West Virginia Municipal Hospital Building Revenue Bonds, 2.30%, 12/1/31, LOC: PNC Bank (r)	4,965,000	4,965,000

Wisconsin - 1.5%
Grafton Wisconsin IDA Revenue VRDN, 2.85%, 12/1/17, LOC: U.S. Bank (r)	2,200,000	2,200,000
Milwaukee Wisconsin Redevelopment Authority Revenue VRDN, 2.74%, 12/1/30, LOC: Fannie Mae (r)	5,935,000	5,935,000
Wisconsin State Health and Educational Facilities Authority Revenue VRDN, 2.80%, 11/1/23, LOC: U.S. Bank (r)	7,300,000	7,300,000

Wyoming - 1.6%
Gillette Wyoming Pollution Control Revenue VRDN, 2.89%, 1/1/18, LOC: Barclays Bank plc (r)	16,200,000	16,200,000

Other - 8.8%
ABN AMRO MuniTops Certificate Trust VRDN, 2.76%, 4/5/06, BPA: ABN Amro Bank (r)	4,200,000	4,200,000
Freddie Mac Multifamily VRDN Certificates:
2.85%, 8/15/45, LOC: Freddie Mac (r)	19,767,588	19,767,588
2.90%, 1/15/47, LOC: Freddie Mac (r)	12,467,902	12,467,902
Roaring Fork Municipal Products LLC VRDN:
2.83%, 5/1/22, BPA: Bank of New York (r)	6,840,000	6,840,000
2.83%, 5/1/33, BPA: Bank of New York (r)	9,175,000	9,175,000
2.83%, 12/1/33, BPA: Bank of New York (r)	18,080,000	18,080,000
SunAmerica Trust Various States VRDN, 2.90%, 7/1/41, LOC: Freddie Mac (r)	19,700,000	19,700,000

TOTAL INVESTMENTS (Cost $1,011,770,521) - 98.6%		1,011,770,521
Other assets and liabilities, net - 1.4%		14,646,639

NET ASSETS - 100%		$1,026,417,160

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:

BPA: Bond-Purchase Agreement	GA: Guaranty Agreement

CA: Collateral Agreement	LOC: Letter of Credit

C/LOC: Confirming Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
COPs: Certificates of Participation
FGIC: Federal Guaranty Insurance Company
FHLB: Federal Home Loan Bank
FSA: Financial Security Assurance Inc.
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES LIMITED TERM PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

	PRINCIPAL
Municipal Obligations - 96.7%	AMOUNT	VALUE

Alabama - 3.0%
Alabama State MFH Revenue Bonds, 3.15%, 9/1/30 (mandatory put, 7/1/07 @ 100)(r)	$3,215,000	$3,215,000
Alabama State MFH Revenue VRDN:
2.84%, 9/1/20 (r)	2,590,000	2,590,000
3.18%, 12/1/22 (r)	2,455,000	2,455,000
Series I, 3.78%, 12/1/30, (r)	4,130,000	4,130,000
Series J, 3.78%, 12/1/30, (r)	2,280,000	2,280,000
Alexander City Alabama Industrial Development Board Revenue VRDN, 3.18%, 12/1/18 (r)	2,460,000	2,460,000
Birmingham Alabama Public Educational Building Authority Student Housing Revenue VRDN, 2.77%, 6/1/30 (r)	8,525,000	8,525,000

Arizona - 0.5%
Glendale Arizona IDA Revenue Bonds, 2.90%, 12/1/14 (r)	1,400,000	1,382,528
Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 3.10%, 5/1/27 (r)	1,250,000	1,250,000
Yavapai County Arizona IDA Solid Waste Disposal Revenue Bonds, 4.45%, 3/1/28 (mandatory put, 3/1/08 @ 100)(r)	1,370,000	1,389,632

California - 5.8%
ABN AMRO Munitops Certificate Trust VRDN:
2.75%, 7/5/06 (r)	5,400,000	5,400,000
2.74%, 7/4/07 (r)	2,800,000	2,800,000
California State Economic Recovery GO Bonds, 5.00%, 7/1/23 (mandatory put, 7/1/07 @ 100)(r)	7,500,000	7,749,600
California State GO Bonds, 6.30%, 9/1/06	5,040,000	5,192,057
California State Pollution Control Financing Authority Revenue VRDN:
2.85%, 6/1/11 (r)	200,000	200,000
2.83%, 11/1/28 (r)	2,350,000	2,350,000
California Statewide Communities Development MFH Special Tax Revenue Bonds, 6.25%, 7/1/42 (mandatory put, 1/1/06 @ 100)(r)	4,625,000	4,622,826
Central California Unified School District COPs, 2.00%, 2/1/24 (mandatory put, 2/1/06 @ 100)(r)	2,000,000	1,991,180
Fremont California COPs, 2.76%, 8/1/25 (r)	4,220,000	4,220,000
Inland Valley California Development Agency Tax Allocation VRDN, 2.87%, 3/1/27 (r)	1,000,000	1,000,000
Long Beach California Harbor Revenue Refunding Bonds:
5.00%, 5/15/08	5,485,000	5,727,986
5.00%, 5/15/09	5,000,000	5,287,100
Oxnard California Industrial Development Financing Authority VRDN, 3.10%, 12/1/34 (r)	2,430,000	2,430,000

	PRINCIPAL
Municipal Obligations - 96.7%	AMOUNT	VALUE

Colorado - 3.0%
Arapahoe County Colorado Dove Valley Metropolitan District GO Bonds, 3.30%, 11/1/25 (mandatory put, 11/1/05 @ 100)(r)	5,500,000	5,502,530
Denver City and County Colorado Airport Revenue Bonds:
4.00%, 11/15/05	1,300,000	1,301,664
5.00%, 11/15/07	5,200,000	5,371,132
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 7.125%, 12/1/10	7,500,000	7,978,800
Triview Colorado Metropolitan District GO Bonds, 2.10%, 11/1/23, (mandatory put 11/1/05 @ 100)(r)	4,865,000	4,859,795

Connecticut - 1.7%
Connecticut State Health & Educational Facility Authority Revenue VRDN, 2.95%, 7/1/36 (r)	14,400,000	14,400,000

Delaware - 0.6%
Delaware State Health Facilities Authority Revenue Bonds, 2.25%, 6/1/32 (mandatory put, 1/1/07 @ 100)(r)	5,500,000	5,425,585

	PRINCIPAL
Municipal Obligations - 96.7%	AMOUNT	VALUE

District of Columbia - 0.1%
District of Columbia COPs, 5.00%, 1/1/06	1,000,000	1,005,080

Florida - 3.1%
Gulf Breeze Florida Public Improvement Revenue VRDN, 2.76%, 12/1/20 (r)	1,575,000	1,575,000
Hillsborough County Florida MFH Revenue Bonds, 2.125%, 1/1/07	5,000,000	4,898,350
Lakeland Florida Educational Facilities Revenue VRDN, 2.74%, 9/1/29 (r)	7,000,000	7,000,000
Lee County Florida Solid Waste System Revenue Bonds, 5.25%, 10/1/07	7,485,000	7,780,358
University Athletic Association, Inc., 2.80%, 10/1/31 (mandatory put, 10/1/08 @ 100)(r)	1,285,000	1,261,832
Volusia County Florida School Board COPs, 4.50%, 8/1/06	3,960,000	4,010,609

Georgia - 1.0%
Columbus Georgia Downtown IDA Revenue Bonds, 5.61%, 7/1/29 (j)(r)	3,900,000	1,591,902
De Kalb Georgia Private Hospital Authority Revenue VRDN, 2.75%, 3/1/24 (r)	2,000,000	2,000,000
Fulton County Georgia GO Bonds, 3.50%, 12/30/05	5,000,000	5,009,400

Hawaii - 0.9%
Honolulu Hawaii MFH Revenue VRDN, 3.70%, 6/1/20 (r)	7,825,000	7,825,000

Illinois - 3.7%
Cook County Illinois Community Consolidated School District GO Bonds:
4.00%, 1/1/06	1,000,000	1,002,920
4.00%, 1/1/07	3,590,000	3,634,552
Illinois State Development Finance Authority Pollution Control Revenue Bonds, 7.375%, 7/1/21 (prerefunded 7/1/06 @ 102)	17,000,000	17,870,910
Illinois State Health Facilities Authority Revenue VRDN, 2.74%, 1/1/16 (r)	3,100,000	3,100,000
Illinois State Metropolitan Pier and Exposition Authority Revenue VRDN, 2.79%, 12/15/23 (r)	4,120,000	4,120,000
University of Illinois Revenue Bonds, 5.00%, 4/1/08	1,250,000	1,310,797

Indiana - 4.4%
Allen County Indiana Economic Development Revenue VRDN, 2.98%, 11/1/09 (r)	2,250,000	2,250,000
Indiana State Development Finance Authority Revenue VRDN, 2.98%, 7/1/18 (r)	1,725,000	1,725,000
Indiana State Transportation Finance Airport Facilities Authority Revenue Bonds, 2.50%, 11/1/18 (mandatory put, 11/1/05 @ 100)(r)	20,000,000	20,000,000
Indianapolis Indiana Local Public Improvement Bond Bank, 2.55%, 10/11/05	10,722,000	10,722,000
Portage Indiana Industrial Pollution Control Revenue VRDN, 3.25%, 5/1/18 (r)	2,150,000	2,150,000
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 3.15%, 11/1/18 (r)	280,000	280,000

Iowa - 1.2%
Ankeny Iowa GO Bonds, 3.50%, 6/1/07	5,000,000	5,002,450
Coralville Iowa GO Bonds, 5.00%, 6/1/07	3,350,000	3,429,529
Le Mars Iowa Industrial Development Revenue VRDN, 3.00%, 3/1/16 (r)	1,850,000	1,850,000

	PRINCIPAL
Municipal Obligations - 96.7%	AMOUNT	VALUE

Kentucky - 2.7%
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 2.77%, 6/1/34 (r)	1,289,500	1,289,500
Russell Kentucky Bon Secours Health System Revenue Bonds, 5.85%, 11/15/05	10,000,000	10,037,800
Russell Kentucky GO VRDN, 2.92%, 11/15/05 (r)	11,100,000	11,100,000

Louisiana - 4.5%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds:
6.25%, 1/1/06	5,400,000	5,187,996
6.25%, 12/1/07	16,000,000	15,999,200
Louisiana State Correctional Facilities Corporate Lease Revenue Bonds:
5.00%, 12/15/05	4,340,000	4,353,280
5.00%, 12/15/06	4,675,000	4,751,016
Louisiana State HFA Mortgage Revenue VRDN, 3.25%, 12/7/34 (r)	2,435,000	2,435,000
Louisiana State Offshore Terminal Authority Revenue Bonds, 3.65%, 10/1/21 (mandatory put, 4/1/08 @ 100)(r)	5,000,000	4,965,750

Maryland - 2.3%
Baltimore Maryland Revenue Bonds, 5.083%, 12/1/09 (r)	3,731,878	3,731,878
Maryland State Community Development Administration Department of Housing & Community Development Revenue Bonds, 2.05%, 3/1/20, (mandatory put, 12/5/05 @ 100)(r)	13,000,000	12,970,750
Maryland State Health and Higher Educational Facilities Authority Revenue VRDN, 2.79%, 4/1/31 (r)	695,000	695,000
Prince Georges County Maryland COPs, 4.00%, 9/1/06	1,705,000	1,722,323

Massachusetts - 2.1%
Hudson Massachusetts IDA Revenue VRDN, 2.70%, 10/1/13 (r)	650,000	650,000
Massachusetts State GO Bonds, 5.50%, 11/1/11	5,000,000	5,537,950
Massachusetts State GO VRDN, 2.45%, 11/1/11 (r)	4,995,000	4,995,000
Massachusetts State Health and Educational Facilities Authority Revenue Bonds, 4.50%, 10/1/26 (mandatory put, 4/1/06 @ 100)(r)	6,260,000	6,290,298

Michigan - 2.1%
Michigan State Municipal Bond Authority Revenue Bonds:
3.75%, 3/21/06	10,000,000	10,037,900
4.00%, 8/18/06	4,000,000	4,033,520
4.25%, 8/18/06	3,500,000	3,534,405

Minnesota - 1.7%
St. Louis Park Minnesota MFH Revenue VRDN, 2.74%, 8/1/34 (r)	7,292,000	7,292,000
St. Paul Minnesota Port Authority Revenue Bonds, 3.00%, 7/1/12, (mandatory put, 7/1/06 @ 100)	4,780,000	4,737,840
St. Paul Minnesota Port Authority Revenue VRDN, 2.99%, 6/1/19 (r)	2,505,000	2,505,000

	PRINCIPAL
Municipal Obligations - 96.7%	AMOUNT	VALUE

Mississippi - 0.1%
Mississippi State Development Bank SO Revenue VRDN, 2.76%, 12/1/23 (r)	500,000	500,000

Missouri - 2.1%
St. Louis Missouri IDA Revenue VRDN, 3.09%, 1/1/21 (r)	9,300,000	9,300,000
St. Louis Missouri Municipal Finance Corp. Leasehold Revenue Bonds, 4.00%, 7/15/06	8,540,000	8,615,067

Nevada - 0.7%
Clark County Nevada School District GO VRDN, 2.90%, 6/15/21 (r)	6,100,000	6,100,000

New Jersey - 1.4%
New Jersey State Transportation Authority Revenue Bonds, 4.00%, 6/23/06	12,000,000	12,088,800

New York - 5.9%
Albany New York IDA Revenue VRDN, 2.86%, 6/1/34 (r)	6,220,000	6,220,000
Dutchess County New York Resource Recovery Agency Revenue Bonds, 3.65%, 12/28/07	7,400,000	7,389,862
Monroe County New York IDA Revenue VRDN, 2.85%, 12/1/34 (r)	1,600,000	1,600,000
New York City New York GO Bonds, 5.00%, 8/1/07	5,000,000	5,182,800
New York City New York GO VRDN, 2.80%, 8/1/21 (r)	2,200,000	2,200,000
New York City New York Municipal Water Finance Authority Revenue VRDN, 2.80%, 6/15/33 (r)	600,000	600,000
New York State GO Bonds:
3.00%, 4/15/08	4,695,000	4,674,154
2.95%, 11/30/18 (mandatory put, 8/3/06 @ 100)(r)	4,000,000	3,995,760
2.90%, 3/15/30 (mandatory put, 8/3/06 @ 100)(r)	3,500,000	3,495,800
New York State Urban Development Corp. Correctional and Youth Facility Services Revenue Bonds:
5.00%, 1/1/06	5,000,000	5,025,400
5.25%, 1/1/21 (mandatory put, 1/1/09 @ 100)	4,000,000	4,224,840
New York Tri-Borough Bridge and Tunnel Authority Revenue Bonds, 5.125%, 1/1/22 (prerefunded 1/1/12 @ 100)	5,000,000	5,470,100

North Dakota - 0.5%
Three Affiliated Tribes of the Fort Berthold Reservation Revenue Bonds, 5.35%, 11/1/19 (r)	4,360,000	4,357,384

Oklahoma - 1.2%
Oklahoma State Housing Development Authority Revenue Bonds, 5.30%, 11/1/05	5,625,000	5,635,013
Tulsa County Oklahoma IDA Revenue Bonds:
5.00%, 4/20/47	3,025,000	1,169,616
3.00%, 5/20/47 (r)	5,935,000	3,145,609

	PRINCIPAL
Municipal Obligations - 96.7%	AMOUNT	VALUE

Pennsylvania - 5.7%
Allegheny County Pennsylvania IDA Revenue Bonds, 3.375%, 5/1/31 (mandatory put, 5/1/08 @ 100)(r)	4,150,000	4,150,000
Erie Pennsylvania Higher Educational Building Authority Revenue Bonds, 3.25%, 11/1/23 (mandatory put, 11/1/06 @ 100)(r)	5,325,000	5,318,024
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds:
2.90%, 5/1/25 (mandatory put, 5/1/06 @ 100)(r)	3,900,000	3,896,139
Series E4, 1.70%, 11/1/29, (mandatory put, 11/1/05 @ 100)(r)	3,900,000	3,894,618
Series E5, 1.70%, 11/1/29, (mandatory put, 11/1/05 @ 100)(r)	10,100,000	10,086,062
4.00%, 11/1/32, (mandatory put, 11/1/05 @ 100)(r)	3,500,000	3,503,010
2.75%, 11/1/34, (mandatory put, 11/1/07 @ 100)(r)	5,070,000	4,997,854
Pennsylvania State Higher Educational Facilities Authority Revenue VRDN, 1.95%, 11/1/27 (r)	10,000,000	9,989,800

Temple University of the Commonwealth System Pennsylvania Revenue Bonds, 4.00%, 4/28/06	2,000,000	2,012,740

Puerto Rico - 0.5%
Puerto Rico Commonwealth Housing Finance Corp. Revenue VRDN, 2.87%, 2/7/10 (r)	4,645,000	4,645,000

South Carolina - 2.4%
Dorchester County South Carolina IDA Revenue VRDN, 3.12%, 10/1/24 (r)	5,100,000	5,100,000
South Carolina State MFH Authority Revenue Bonds, 6.25%, 1/1/05 (i)	16,300,000	15,159,000

Tennessee - 2.4%
Blount County Tennessee Public Building Authority Revenue VRDN, 2.83%, 6/1/26 (r)	500,000	500,000
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Revenue VRDN, 2.75%, 12/1/27 (r)	3,500,000	3,500,000
Sevier County Tennessee Public Building Authority Revenue VRDN:
Series III-A-2, 2.77%, 6/1/18, (r)	4,715,000	4,715,000
Series III-B-2, 2.77%, 6/1/18, (r)	3,170,000	3,170,000
2.77%, 6/1/20 (r)	2,570,000	2,570,000
2.77%, 6/1/21 (r)	1,700,000	1,700,000
2.77%, 6/1/30 (r)	1,390,000	1,390,000
Tennessee State School Bond Authority Revenue Bonds, 5.50%, 5/1/12	3,035,000	3,126,657

Texas - 12.5%
Dallas Texas GO Bonds, 4.00%, 2/15/07	4,515,000	4,577,081
Denton Texas Independent School District GO Bonds, 3.00%, 8/15/21 (mandatory put, 8/15/06 @ 100)(r)	10,700,000	10,700,000
El Paso County Texas Housing Finance Corp. MFH Revenue Bonds, 6.25%, 8/1/32 (mandatory put, 8/1/06 @ 100)(r)	10,000,000	9,883,600
Garland Texas Independent School District GO Bonds, 2.75%, 6/15/29 (r)	3,250,000	3,246,393
Grand Prairie Texas Independent School District GO Bonds, 3.05%, 8/1/33 (mandatory put, 7/31/07 @ 100)	5,200,000	5,193,500
Harris County Texas GO Bonds, 5.00%, 10/1/09	5,130,000	5,230,599
Houston Texas Airport System Revenue Bonds, 6.00%, 7/1/07	4,030,000	4,212,196
Northside Texas Independent School District GO Bonds, 2.85%, 6/15/35 (mandatory put, 6/15/06 @ 100)(r)	5,000,000	4,992,300
Red River Texas Educational Finance Revenue Bonds, 3.10%, 12/1/31 (mandatory put, 12/3/07 @ 100)(r)	2,500,000	2,468,975
Spring Texas Independent School District GO Bonds:
5.00%, 8/15/28 (mandatory put, 8/15/06 @ 100)	3,000,000	3,047,100
5.00%, 8/15/29 (mandatory put, 8/15/08 @ 100)	3,500,000	3,653,790
Tarrant County Texas Health Facilities Development Authority Corp. Revenue Bonds, 6.25%, 4/1/32	12,935,000	10,531,418
Tarrant County Texas Housing Finance Corp. Revenue Bonds:
6.25%, 3/1/04 (b) (f)	13,100,000	9,170,000
6.25%, 6/1/04 (g)	6,000,000	4,500,000
6.25%, 4/1/07 (h)	7,450,000	6,928,500
Texas State GO Bonds, 4.50%, 8/31/06	17,000,000	17,227,120

	PRINCIPAL
Municipal Obligations - 96.7%	AMOUNT	VALUE

Utah - 0.1%
Utah State Municipal Securities Trust Certificates Revenue VRDN, 2.96%, 5/6/13 (r)	665,000	665,000

Vermont - 1.3%
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN:
3.03%, 11/1/21 (r)	7,115,000	7,115,000
2.88%, 1/1/33 (r)	1,945,000	1,945,000
2.78%, 7/1/33 (r)	1,500,000	1,500,000

Virginia - 1.5%
Chesapeake Virginia IDA Revenue Bonds, 5.25%, 2/1/08	3,000,000	3,033,690
Louisa Virginia IDA Solid Waste and Sewer Disposal Revenue Bonds, 2.35%, 4/1/22 (mandatory put, 4/1/07 @ 100)(r)	10,000,000	9,773,600

Washington - 2.9%
King County Washington GO Bonds, 5.25%, 1/1/13 (prerefunded 1/1/06 @ 100)	6,170,000	6,208,007
Seattle Washington GO Bonds, 3.10%, 1/15/26 (mandatory put, 8/30/06 @ 100)(r)	7,400,000	7,394,968
Seattle Washington Municipal Light and Power Revenue Bonds, 2.60%, 10/18/05	7,000,000	7,000,000
Washington State GO VRDN, 2.79%, 7/1/13 (r)	3,955,000	3,955,000

West Virginia - 3.8%
Weirton West Virginia Municipal Hospital Building Revenue Bonds, 2.30%, 12/1/31 (r)	9,335,000	9,335,000
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (r)	22,835,000	22,473,522

Wisconsin - 0.7%
Wisconsin State Petroleum Revenue Bonds, 5.00%, 7/1/07	6,000,000	6,090,660

Other - 6.6%
ABN AMRO Munitops Certificate Trust VRDN, 2.76%, 4/5/06 (r)	11,885,000	11,885,000
Class B Certificate Trust Revenue COPs, 3.20%, 7/1/41 (r)	5,000,000	5,000,000

	PRINCIPAL
Municipal Obligations - 96.7%	AMOUNT	VALUE

Munimae Trusts:
4.60%, 1/13/11 (mandatory put, 12/17/06 @ 100)	7,045,000	7,091,286
4.60%, 12/16/16 (mandatory put, 12/17/06 @ 100)	7,805,000	7,857,059
Roaring Fork Municipal Products LLC VRDN:
2.83%, 5/1/22 (r)	5,000,000	5,000,000
2.83%, 10/1/24 (r)	11,400,000	11,400,000
2.83%, 5/1/33 (r)	1,000,000	1,000,000
2.83%, 12/1/33 (r)	1,000,000	1,000,000
Various States Series Trust Certificate Revenue VRDN, 3.20%, 12/1/30 (r)	5,625,000	5,625,000

TOTAL INVESTMENTS (Cost $832,029,274) - 96.7%		817,070,983
Other assets and liabilities, net - 3.3%		27,533,891

Net Assets - 100%		$844,604,874

(b)	This security was valued by the Board of Trustees. See Note A.

(f)	Security has been restructured from an original maturity date of March 1, 2002. Security is currently in default for both principal and interest. Accrued interest as of September 30, 2005 totaled $1,296,354 and includes past due interest accrued since and due on September 1, 2004.

(g)	Security has been restructured from an original maturity date of October 1, 2002. Security is currently in default for both principal and interest. Accrued interest as of September 30, 2005 totaled $562,500 and includes past due interest accrued since and due on June 1, 2004. Interest has continued to accrue, as the Advisor believes that it is likely that a refinancing through a securitization will result in the recovery of accrued interest and settlement of principal.

(h)	Security is currently in default for interest. Accrued interest as of September 30, 2005 totaled $582,031 and includes past due interest accrued since and due on October 1, 2004. Interest has continued to accrue, as the Advisor believes that it is likely that a refinancing through a securitization will result in the recovery of accrued interest and settlement of principal.

(i)	Security has been restructured from an original maturity date of March 1, 2004. Security is currently in default for both principal and interest. Accrued interest as of September 30, 2005 totaled $509,052 and includes past due interest accrued since and due on June 1, 2005. Interest has continued to accrue, as the Advisor believes that it is likely that a refinancing through a securitization will result in the recovery of accrued interest and settlement of principal.

(j)	Security is currently in default for interest. Accrued interest as of September 30, 2005 totaled $287,950 and includes past due accrued since and due on January 1, 2005.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
MFH: Multi-Family Housing
SAVR: Select Action Variable Rate
SO: Special Obligation
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES LONG-TERM PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

	PRINCIPAL
Municipal Obligations - 96.4%	AMOUNT	VALUE

Alabama - 2.2%
Dothan Alabama GO Bonds, 5.00%, 9/1/18	$1,255,000	$1,351,560

California - 14.4%
California Educational Facilities Authority Revenue Bonds, 6.625%, 6/1/20	1,490,000	1,618,781
Covina-Valley California Unified School District Revenue Bonds, 5.50%, 8/1/26	2,400,000	2,663,568
Hawaiian Gardens California Public Finance Authority Revenue Bonds:
5.25%, 12/1/22	1,475,000	1,591,776
5.25%, 12/1/23	1,000,000	1,076,800
Oxnard California COPs, 4.75%, 6/1/28	1,000,000	1,008,840
Perris Union High School District Capital Appreciation Certificates, Zero Coupon through 10/1/05, 6.00% therafter to 10/1/30	1,000,000	1,075,300

Colorado - 3.5%
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 8.00%, 12/1/25	2,000,000	2,210,460

Florida - 18.2%
Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,709,420
Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	1,270,000	1,296,238

	PRINCIPAL
Municipal Obligations - 96.4%	AMOUNT	VALUE

Reedy Creek Florida Improvement District Utilities Revenue Bonds, 5.00%, 10/1/23	3,245,000	3,441,647
Sunrise Florida Excise Tax & Special Assessment Revenue Bonds, 5.50%, 10/1/18	2,500,000	2,845,400
Volusia County Florida School Board COPs, 5.00%, 8/1/17	1,025,000	1,102,439

Georgia - 0.3%
Fulton County Georgia IDA Revenue VRDN, 3.51%, 12/1/10 (r)	200,000	200,000

Illinois - 2.8%
Illinois State Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue Bonds, 5.75%, 6/15/41	500,000	558,275
Illinois State Student Assistance Community Student Loan Revenue Bonds, 5.10%, 9/1/08	1,135,000	1,184,089

Indiana - 1.4%
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 3.15%, 11/1/18 (r)	900,000	900,000

Kentucky - 3.6%
Kentucky Housing Corp. Revenue Bonds, 5.00%, 6/1/35 (mandatory put, 6/1/23 @ 100)(r)	2,210,000	2,259,460

Louisiana - 1.7%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, 6.30%, 7/1/30	1,000,000	1,087,940

Maryland - 1.7%
Cecil County Maryland Health Department COPs, 7.875%, 7/1/14	863,000	865,019
Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (k)	500,000	217,785

Michigan - 1.6%
Ann Arbor Michigan School District GO Bonds, 4.75%, 5/1/29	1,000,000	1,014,760

New Jersey - 2.1%
Passaic Valley New Jersey Water Commission Revenue Bonds, 5.00%, 12/15/18	1,185,000	1,305,597

New York - 3.0%
New York State Urban Development Corp. Revenue Bonds, 5.25%, 1/1/14	1,685,000	1,858,184

	PRINCIPAL
Municipal Obligations - 96.4%	AMOUNT	VALUE

Ohio - 8.9%
Hilliard Ohio School District GO Bonds, 5.00%, 12/1/27	2,895,000	3,062,794
West Muskingum Ohio Local School District GO Bonds, 5.00%, 12/1/30	2,445,000	2,553,142

Oklahoma - 2.5%
Citizen Potawatomi Nation Revenue Bonds, 6.50%, 9/1/16	1,500,000	1,562,520

Pennsylvania - 5.5%
Abington Pennsylvania School District GO, 5.00%, 4/1/32	3,285,000	3,448,527

Puerto Rico - 2.0%
Puerto Rico Commonwealth GO Bonds, 5.00%, 7/1/30 (mandatory put, 7/1/12 @ 100)(r)	1,200,000	1,264,512

Rhode Island - 0.9%
Rhode Island Port Authority and Economic Development Corp. Airport Revenue Bonds, 7.00%, 7/1/14	500,000	583,875

South Carolina - 1.7%
Charleston County South Carolina Resource Recovery Revenue Bonds, 5.10%, 1/1/08	1,025,000	1,065,139

Texas - 10.2%
Mesquite Texas Independent School District No 1 GO Bonds, Zero Coupon, 8/15/20	500,000	243,815
North Forest Texas Independent School District GO Bonds, 6.25%, 8/15/16	1,045,000	1,054,583
Tarrant County Texas Health Facilities Development Corp. Revenue Bonds, 5.75%, 2/15/15	2,000,000	2,253,780
Weatherford Texas Utility System Revenue Bonds, 5.00%, 9/1/18	2,670,000	2,848,436

Virgin Islands - 1.8%
Virgin Islands Public Finance Authority Revenue Bonds, 6.375%, 10/1/19	1,000,000	1,128,010

Virginia - 2.9%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds, 5.875%, 6/1/17	1,700,000	1,850,586

	PRINCIPAL
Municipal Obligations - 96.4%	AMOUNT	VALUE

West Virginia - 1.6%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (r)	992,500	976,789

Wisconsin - 1.9%
Monroe Wisconsin School District GO Bonds, 5.25%, 4/1/16	1,115,000	1,204,367

TOTAL INVESTMENTS (Cost $59,348,383) - 96.4%		60,544,213
Other assets and liabilities, net - 3.6%		2,231,072

Net Assets - 100%		$62,775,285

(k)	Interest payments have been deferred until July 1, 2006. At September 30, 2005 accumulated deferred interest totaled $103,869 and includes interest accrued since and due on October 1, 2003.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Agency
VRDN: Variable Rate Demand Notes

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Sold:

5 Year US Treasury Notes	20	12/05	$2,169,967	$32,779
10 Year US Treasury Notes	100	12/05	11,059,366	67,179

Total Sold				$99,958

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES VERMONT MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

	PRINCIPAL
Municipal Obligations - 98.9%	AMOUNT	VALUE

Vermont - 72.4%
Burlington Vermont Electric Revenue Bonds:
6.375%, 7/1/10	$3,125,000	$3,541,656
5.375%, 7/1/12	1,405,000	1,561,250
Rutland County Vermont Solid Waste District Revenue Bonds:
6.50%, 11/1/05	105,000	105,287
6.55%, 11/1/06	100,000	103,365
6.60%, 11/1/07	100,000	106,124
6.70%, 11/1/08	100,000	108,782
6.75%, 11/1/09	100,000	111,235
6.80%, 11/1/10	100,000	113,420
6.80%, 11/1/11	100,000	115,204
6.85%, 11/1/12	100,000	116,779
University of Vermont and State Agriculture College Revenue Bonds:
5.00%, 10/1/23	1,000,000	1,066,480
5.125%, 10/1/27	1,000,000	1,052,770
Vermont Municipal Bonds Bank Revenue Bonds:
5.00%, 12/1/17	1,000,000	1,080,860
5.50%, 12/1/18	1,060,000	1,157,308
5.50%, 12/1/19	1,500,000	1,637,700
5.00%, 12/1/19	2,000,000	2,136,320
Vermont State Educational and Health Buildings Financing Agency Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,094,010
6.60%, 12/1/14	1,050,000	1,091,633
5.50%, 7/1/18	1,955,000	2,021,724
5.00%, 10/1/23	1,000,000	1,036,690
5.625%, 10/1/25	1,000,000	1,021,670
5.00%, 11/1/32	1,810,000	1,879,902
5.50%, 1/1/33	1,100,000	1,116,654
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN:
2.81%, 10/1/30 (r)	1,000,000	1,000,000
2.88%, 1/1/33 (r)	800,000	800,000
2.78%, 7/1/33 (r)	500,000	500,000
Vermont State GO Bonds:
Zero Coupon, 8/1/08	400,000	365,224
5.00%, 2/1/15	2,500,000	2,721,250
4.625%, 8/1/17	2,485,000	2,575,479
Vermont State Housing Finance Agency Single Family Revenue Bonds:
4.00%, 11/1/12	540,000	540,978
5.25%, 11/1/20	210,000	215,926
5.55%, 11/1/21	715,000	740,197
4.90%, 11/1/22	910,000	928,955
Vermont State Public Power Supply Authority Revenue Bonds, 5.25%, 7/1/13	2,180,000	2,413,565

Total Vermont (Cost $34,982,105)		36,178,397

	PRINCIPAL
Municipal Obligations - 98.9%	AMOUNT	VALUE

Territories - 26.5%
Guam Electric Power Authority Revenue Bonds, 5.25%, 10/1/12	1,000,000	1,079,380
Guam Government LO Highway and Transportation Authority Revenue Bonds, 4.50%, 5/1/12	1,500,000	1,576,020
Puerto Rico Commonwealth GO Bonds:
6.50%, 7/1/14	1,690,000	2,043,751
5.50%, 7/1/17	1,000,000	1,150,650
5.50%, 7/1/21	1,000,000	1,163,760
Puerto Rico Commonwealth Highway and Transportation Authority Revenue Bonds, 5.50%, 7/1/17	2,000,000	2,301,300
Puerto Rico Public Buildings Authority Revenue Bonds, 5.25%, 7/1/20	2,470,000	2,802,511
Virgin Islands Public Finance Authority Revenue Bonds, 5.25%, 10/1/15	1,000,000	1,110,890

Total Territories (Cost $13,197,638)		13,228,262

Total Investments (Cost $48,179,743) - 98.9%		49,406,659
Other assets and liabilities, net - 1.1%		542,610

Net Assets - 100%		$49,949,269

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Sold:

5 Year U.S. Treasury Notes	15	12/05	$1,602,891	$24,585
10 Year U.S. Treasury Notes	77	12/05	8,463,984	54,326

Total Sold				$78,911

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
GO: General Obligation
LO: Limited Obligation
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Tax-Free Reserves (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of four separate portfolios. Money Market and Limited-Term are registered as diversified portfolios and Long-Term and Vermont as non-diversified portfolios. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Institutional Class shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O shares. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class A shares of Limited-Term are sold with a maximum front-end sales charge of 1.00% and Long-Term and Vermont are sold with a maximum front-end sales charge of 3.75%.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2005, securities valued at $9,170,000, or 1.09% of net assets, of the Limited-Term Portfolio, were fair valued in good faith under the direction of the Board of Trustees.
Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds.

U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
Redemption Fee: The Limited-Term, Long-Term and Vermont Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (Long-Term and Vermont) or five days of purchase (Limited-Term) in the same Portfolio. The redemption fee is paid to the Portfolio, and is accounted for as an addition to paid-in-capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2005, and net realized capital loss carryforwards as of December 31, 2004 with expiration dates:

	MONEY	LIMITED-	LONG
	MARKET	TERM	TERM	VERMONT

Federal income tax cost	$1,011,770,521	$832,025,767	$59,347,735	$48,155,013

Unrealized appreciation	—	825,957	1,683,813	1,431,346
Unrealized (depreciation)	—	(15,780,741)	(487,335)	(179,700)

Net appreciation (depreciation)	—	$(14,954,784)	$1,196,478	$1,251,646

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	MONEY MARKET	LIMITED-TERM	LONG-TERM	VERMONT

December 31, 2012	$25,463	$2,204,809	$683,754	$170,406
Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT TAX-FREE RESERVES

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	November 22, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	November 22, 2005

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	November 21, 2005